Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings | Minimum
Property, plant and equipment
Estimated useful lives	20 years
Buildings | Maximum
Property, plant and equipment
Estimated useful lives	65 years
Building Improvements | Minimum
Property, plant and equipment
Estimated useful lives	5 years
Building Improvements | Maximum
Property, plant and equipment
Estimated useful lives	20 years
Technical Equipment | Minimum
Property, plant and equipment
Estimated useful lives	3 years
Technical Equipment | Maximum
Property, plant and equipment
Estimated useful lives	30 years
Satellite Transponders
Property, plant and equipment
Estimated useful lives	15 years
Furniture and Fixtures | Minimum
Property, plant and equipment
Estimated useful lives	3 years
Furniture and Fixtures | Maximum
Property, plant and equipment
Estimated useful lives	10 years
Transportation Equipment | Minimum
Property, plant and equipment
Estimated useful lives	4 years
Transportation Equipment | Maximum
Property, plant and equipment
Estimated useful lives	8 years
Computer Equipment | Minimum
Property, plant and equipment
Estimated useful lives	3 years
Computer Equipment | Maximum
Property, plant and equipment
Estimated useful lives	6 years
Leasehold Improvements | Minimum
Property, plant and equipment
Estimated useful lives	5 years
Leasehold Improvements | Maximum
Property, plant and equipment
Estimated useful lives	30 years